SIGNIFICANT ACCOUNTING POLICIES (Schedule of Depreciation Rates) (Details)	12 Months Ended
Dec. 31, 2022
Computers, software and Related Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives	20
Computers, software and Related Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives	33
Office furniture and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives	15
Office furniture and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives	20
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives	Over the shorter of the related lease period or the life of the asset